INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Cash and cash equivalents (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash at bank and on hand	$ 57,737,138	$ 32,912,886
Money market funds		562,380
Cash and cash equivalents	$ 57,737,138	$ 33,475,266